March 1, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

         Re:      Freedom Mutual Fund
                  Certification Pursuant to Rule 497(j)
                  Securities Act of 1933 Registration No. 2-70863
                  1940 Investment Company Act No. 811-3126
                  CIK No. 0000350300

                  Freedom Group of Tax Exempt Funds
                  Certification Pursuant to Rule 497(j)
                  Securities Act of 1933 Registration No. 2-78609
                  Investment Company Act of 1940 File No. 811-3519 CIK No. 0000704348

Ladies and Gentlemen:

         Freedom Mutual Fund and Freedom Group of Tax Exempt Funds (each a "Registrant" and collectively the "Registrants") hereby transmit this certification for filing with the Securities and Exchange Commission (the "Commission") pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("Rule 497(j)").

         Each Registrant hereby certifies that its form (or, in the case of Freedom Group of Tax Exempt Funds, forms) of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not materially differ from that contained in the most recently filed Post-Effective Amendment to such Registrant's Registration Statement on Form N-1A, which was filed via EDGAR on February 24, 2000 and became effective as of February 24, 2000. Therefore, pursuant to Rule 497(j), each Registrant files this certification in lieu of the Prospectus and Statement of Additional Information required by Rule 497(c).

         Any questions with respect to this registration notice should be directed to the undersigned at (617) 725-2152.

                                                     Very truly yours,

                                                     /s/ John J. Danello
                                                     ---------------------------
                                                     John J. Danello
                                                     President

cc:      Regina M. Pisa, P.C.
         John Hunt, Esquire
         Goodwin, Procter & Hoar LLP